UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:  ______
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Houchens Industries, Inc. Employee Stock Ownership Trust
Address:          700 Church Street
                  Bowling Green, Kentucky 42102

                  Form 13F File Number:  28-13164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jimmie Gipson
Title:     Trustee
Phone:     280-780-2808

Signature, Place, and Date of Signing:

  /s/ Jimmie Gipson        Bowling Green, Kentucky        January 19, 2010
------------------------   ------------------------       ----------------
  [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number               Name

         28-13165                 HL Financial Services, LLC*

* The Reporting Manager is making this notice filing solely because it is a controlling entity of HL Financial Services, LLC.